Stock-based compensation	12 Months Ended
Dec. 31, 2023
Stock-based compensation
Stock-based compensation

20. Stock-based compensation

Stock options

Under the Company’s SOP, certain employees and officers may purchase common shares at an exercise price determined by the Board, which may not be less than the fair market value of a common share (being the closing price of a common share on the NYSE on the last trading day immediately prior to the applicable date on which the stock option is granted). Stock options vest equally in annual instalments over three years and have a seven-year expiry.

At December 31, 2023, 3,957,362 (2022: 3,032,771) stock options were granted and outstanding. The options are expected to expire seven years after the grant date with the 2023 grant having an exercise price equal to the offering price of $13.73 (2022 grant: $13.00) per share. The options were valued using the Black-Scholes model and incorporated several key assumptions, which include volatility of 36% (2022: 31%), expected dividend yield of 1.5% (2022: 1.5%), option life of 4.5 years (2022: 4.5 years), forfeiture rate of 10% (2022: 10%) and risk-free rate of 3% (2022: 1.5%) for the 2023 grant. The options will vest one-third on each of the following three anniversaries of the grant date.

The expected volatility assumptions have been developed taking into consideration the historical volatility of comparable peer companies. Expected life of the option is derived from the option valuation model, factoring in vesting and expiry of the options. Forfeitures have also been factored in based on historical forfeiture rates. The risk-free rate is based on the Government of Canada benchmark bond yields in effect at the time of the grant.

Compensation expense for stock options was $3.4 million in 2023 (2022: $3.3 million) and is presented as a component of employee costs within operating expenses. Options of 1,507,172 (2022: 505,970) were available to be exercised as at December 31, 2023, but no options were exercised.

Employee Stock Option Activity

	2023		2022
	Options	Average exercise price	Options	Average exercise price
At January 1	3,032,771	$13.00	1,517,910	$13.00
Granted	966,413	13.73	1,514,861	13.00
Forfeited	(41,822)	13.35	—	—
At December 31	3,957,362	$13.17	3,032,771	$13.00

Stock Options Outstanding

	Non-exercisable				Exercisable
		Average	Average life	Intrinsic		Average	Intrinsic
Exercise price	Options	price	(years)	value[1]	Options	price	value[1]
$13.17	2,450,190	$13.27	4.5	$466	1,507,172	$13.00	467
1.	Based on the closing market share price on December 31, 2023 of $13.31.

As at December 31, 2023, there was $2.2 million (2022: $2.4 million) of total unrecognized compensation cost relating to stock options. The Company expects to recognize this cost over a weighted average period of 0.7 years.

Restricted Share Units (RSUs) and Deferred Share Units (DSUs)

During the year ended December 31, 2023, 120,065 RSUs (2022: 69,102) were awarded to employees and officers of the Company. The RSUs will vest in full on the third anniversary of the grant date, with additional RSUs credited to reflect dividends paid over the vesting period. Included in the Company’s stock-based compensation expense is an amount of $1.0 million (2022: $0.6 million) relating to RSUs. As at December 31, 2023, there was $1.5 million (2022: $1.1 million) of total unrecognized non-cash stock-based compensation expense relating to unvested RSUs granted, which is expected to be recognized over a weighted average period of 1.8 years. The value of the RSU liability as at December 31, 2023 was $1.8 million (2022: $0.8 million), of which $0.8 million (2022: $nil) is current.

During the year ended December 31, 2023, 66,504 DSUs (2022: 72,439) were granted to its non-executive independent Directors under the DSU Plan. Additional DSUs are credited to reflect dividends paid. All outstanding DSUs granted are available to be redeemed on December 31, 2023. 25,434 DSUs were redeemed during the year at a total value of $0.3 million. The mark-to-market adjustment recorded for the year ended December 31, 2023 in respect of the DSU Plan resulted in an increase in the DSU liability of $0.06 million (2022: $0.1 million). The value of the DSU liability as at December 31, 2023 was $2.5 million (2022: $2.0 million), of which $nil (2022: $0.4 million) has been classified as current.